Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(All Share Classes)

(the “Fund”)

Supplement dated November 2, 2020

to the Summary Prospectuses and Prospectuses dated July 1, 2020, as supplemented

Effective immediately, the following language replaces the third paragraph in the “Risk/Return Summary – What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses:

The REIT research team takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the team to determine each company’s normalized earnings (i.e., projected earnings adjusted to reflect what the company should earn at the midpoint of an economic cycle) and growth potential, from which they evaluate whether each company’s current price fully reflects its long-term value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Realty Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(All Share Classes)

(the “Fund”)

Supplement dated November 2, 2020

to the Summary Prospectuses and Prospectuses dated July 1, 2020, as supplemented

Effective immediately, the following language replaces the third paragraph in the “Risk/Return Summary – What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses:

The REIT research team takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the team to determine each company’s normalized earnings (i.e., projected earnings adjusted to reflect what the company should earn at the midpoint of an economic cycle) and growth potential, from which they evaluate whether each company’s current price fully reflects its long-term value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE